Share-Based Payments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share-based Payments have been Granted

During the period, the following share-based payments have been granted:

	Consolidated
	31 Dec 2023	31 Dec 2022
	A$	A$

Recognized in profit & loss :
1 - Director options	-	450,956
2 - Consultant options	-	196,068
3.- Director options	-	6,582
4 - Director options	-	17,944
5 - Director options	276,088	-
6 -Consultant options	125,499	-
Total options granted	401,587	671,550

Performance rights expense	(304,927)	137,622

Total	96,660	809,172

During the period, the following share-based payments have been granted:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Recognized in profit & loss :
Director options [1]	332,560	-
Consultant options [2]	144,590	-
Director options [3]	3,009	-
Advisor options [6]	-	395,000
Advisor options [7]	-	330,000
Total options granted	480,159	725,000

Performance Rights
Performance rights exercised note 13	-	312,000
Performance rights granted	300,076	163,053
Total performance rights	300,076	475,053

Total	780,235	1,200,053

	Consolidated
	30 June 2023	30 June 2022
	A$	A$
Recognized in equity:
Options issued to brokers [4]	636,670	-
Options issued to brokers [5]	-	732,000

	636,670	732,000

Schedule of Fair Value at the Grant Date

For the options expensed during the current financial half-year, the valuation model inputs used to determine the fair value at the grant date, are as follows:

	5 Director Options	6 Consultants Options

Recognized in	Profit & Loss	Profit & Loss
Grant date	29/11/2022	29/11/2022
Number of options issued	5,750,000	2,500,000
Expiry date	30/11/2025	30/11/2025
Vesting date	31/03/2023	31/03/2023
Share price at grant date	A$0.66	A$0.66
Exercise Price	A$1.20	A$1.20
Expected Volatility	90%	90%
Risk-Free Interest Rate	3.24%	3.24%
Trinomial step	200	200
Early exercise factor	1.20	1.20
Underlying fair value at grant date	A$0.299	A$0.299
The total share-based payment expense recognized from the amortization as of the 31 December 2023 for the issued options	A$276,088	A$125,494
Vesting terms	Continuous employment and, A$1bn project valuation	Continuous employment and, A$1bn project valuation

For the options granted during the June 2023 financial year, the valuation model inputs used to determine the fair value at the grant date, are as follows:

	1. Director Options	2. Consultants Options

Recognized in	Profit & Loss	Profit & Loss
Grant date	29/11/2022	29/11/2022
Number of options issued	5,750,000	2,500,000
Expiry date	30/11/2025	30/11/2025
Vesting date	30/11/2025	30/11/2025
Share price at grant date	A$0.66	A$0.66
Exercise Price	A$1.20	A$1.20
Expected Volatility	90%	90%
Risk-Free Interest Rate	3.24%	3.24%
Trinomial step	200	200
Early exercise factor	2.50	2.50
Underlying fair value at grant date	A$0.299	A$0.299
The total share-based payment expense recognized from the amortization as of the 30 June 2023 for the issued options	A$332,560	A$144,590
Vesting terms	Continuous employment and, A$1bn project valuation	Continuous employment and, A$1bn project valuation

	3. Director Options	4. Broker Options

Recognized in	Profit & Loss	Equity
Grant date	29/11/2022	16/09/2022
Number of options issued	200,000	1,714,286
Expiry date	7/10/2023	16/09/2025
Vesting date	29/11/2022	16/09/2022
Share price at grant date	A$0.66	A$0.78
Exercise Price	A$2.20	A$0.91
Expected Volatility	90%	90%
Risk-Free Interest Rate	3.18%	3.45%
Trinomial step	200	200
Early exercise factor	2.5	2.5
Underlying fair value at grant date	A$0.0329	A$0.3714
Fair Value	A$3,009	A$636,670

	5. Broker options	6. Advisor options	7. Advisor options

Recognized in	Equity note 13	P&L	P&L
Grant date	27/09/2021	20/10/2021	20/10/2021
Issued date	27/09/2021	20/10/2021	20/10/2021
Number of options issued	1,200,000	500,000	500,000
Expiry date	27/09/2023	20/05/2023	7/10/2023
Vesting date	27/09/2021	20/10/2021	20/10/2021
Share price at grant date	A$1.45	A$1.55	A$1.55
Exercise Price	A$2.200	A$1.350	A$2.200
Expected Volatility	100%	100%	100%
Risk-Free Interest Rate	0.26%	0.26%	0.26%
Underlying fair value at grant date	A$0.61	A$0.79	A$0.66
Fair Value	A$732,000	A$395,000	A$330,000

Schedule of Movements in Options on Issue Over Ordinary Shares

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 31 December 2022 half year period

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 19 September 2022	A$0.40	6,100,000	-	(6,100,000)	-	-
On or before 28 October 2022	A$0.56	150,000	-	(150,000)	-	-
On or before 28 January 2023	A$0.60	750,000	-	-	-	750,000
On or before 2 December 2022	A$3.00	1,050,000	-	-	(1,050,000)	-
On or before 29 December 2023	A$0.75	1,100,000	-	-	-	1,100,000
On or before 7 October 2023 (1)	A$2.20	1,700,000	200,000	-	-	1,900,000
On or before 20 May 2023 (1)	A$1.35	1,100,000	500,000	-	-	1,600,000
On or before 30 November 2025 (1)	A$1.20	-	8,250,000	-	-	8,250,000
On or before 30 November 2024 (1)	A$1.10	-	13,196,441	-	-	13,196,441
On or before 16 January 2026 (1)	A$0.91	-	1,714,286	-	-	1,714,286
Total	-	11,950,000	23,860,727	(6,250,000)	(1,050,000)	28,510,727

(1)	As of the 31 December 2022 the options had not been issued however they had been granted and approved to be issued at the AGM
Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 31 December 2023 half year period:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 29 December 2023	A$0.75	1,100,000	-	-	(1,100,000)	-
On or before 7 October 2023	A$2.20	1,900,000	-	-	(1,900,000)	-
On or before 30 November 2025	A$1.20	8,250,000	-	-	-	8,250,000
On or before 30 November 2024	A$1.10	13,614,264	-	-	-	13,614,264
On or before 16 January 2026	A$0.91	1,714,286	-	-	-	1,714,286
On or before 30 April 2024	A$0.70	6,993,608	-	-	-	6,993,608
Total	-	33,572,158	-	-	(3,000,000)	30,154,335

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2023 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 19 September 2022	A$0.40	6,100,000	-	(6,100,000)	-	-
On or before 28 October 2022	A$0.56	150,000	-	(150,000)	-	-
On or before 28 January 2023	A$0.60	750,000	-	-	(750,000)	-
On or before 2 December 2022	A$3.00	1,050,000	-	-	(1,050,000)	-
On or before 29 December 2023	A$0.75	1,100,000	-	-	-	1,100,000
On or before 20 May 2023	A$1.35	1,100,000	500,000	-	(1,600,000)	-
On or before 23 September 2023	A$2.20	1,700,000	200,000	-	-	1,900,000
On or before 30 November 2024	A$1.10	-	13,614,264	-	-	13,614,264
On or before 30 November 2025	A$1.20	-	8,250,000	-	-	8,250,000
On or before 16 January 2026	A$0.91	-	1,714,286	-	-	1,714,286
On or before 30 April 2024 (1)	A$0.70	-	6,993,793	(185)	-	6,993,608
Total		11,950,000	31,272,343	(6,250,185)	(3,400,000)	33,572,158

(1)	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.

Option movement June 2022

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2022 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 19 September 2022	A$0.40	6,100,000	-	-	-	6,100,000
On or before 28 October 2022	A$0.56	150,000	-	-	-	150,000
On or before 28 January 2023	A$0.60	750,000	-	-	-	750,000
On or before 2 December 2022	A$3.00	1,050,000	-	-	-	1,050,000
On or before 29 December 2023	A$0.75	1,100,000	-	-	-	1,100,000
On or before 20 May 2023	A$1.35	600,000	-	-	-	600,000
On or before 27 September 2023	A$2.20	-	1,200,000	-	-	1,200,000
On or before 20 May 2023	A$1.40	-	500,000	-	-	500,000
On or before 7 October 2023	A$2.20	-	500,000	-	-	500,000
Total		9,750,000	2,200,000	-	-	11,950,000

Schedule of Vesting Conditions for the Rights

Vesting conditions for the rights are set out in the table below:

Class of Performance	Applicable	Lapse	Rights
Rights	Milestone	Date	Issued

Class A Performance Rights	Completion of either a pre-feasibility study or a definitive feasibility study of the Korbel Main deposit that demonstrates at the time of reporting that extraction is reasonably justified and economically mineable indicating an internal rate of return to the Company of greater than 20% and an independently verified JORC classified mineral reserve equal to or greater than 1,500,000 oz Au with an average grade of not less than 0.4g/t for not less than 116Mt.	5 years from issue	600,000
Class B Performance Rights	Completion of the first gold pour (defined as a minimum quantity of 500 oz.) from the Korbel Main deposit.	5 years from issue	600,000
Class C Performance Rights	Achievement of an EBITDA of more than A$20m in the second half-year reporting period following the commencement of commercial operations at the Korbel Main deposit.	5 years from issue	1,200,000

Schedule of Performance Rights Granted During Period as Share Based Payments

Set out below are the summaries of Performance rights granted as share based payments:

			Price at				Expired/	Balance at
			grant				Lapsed/	the end of
Grant date	Expiry date	Class	date		Granted	Exercised	other	half-year

24/11/2021	24/11/2026	A	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	B	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	C	A$	1.30	1,200,000	-	-	1,200,000

Set out below are the summaries of Performance rights granted during period as share based payments

			Price at				Expired/	Balance at
			grant				Lapsed/	the end of
Grant date	Expiry date	Class	date		Granted	Exercised	other	the year

24/11/2021	24/11/2026	A	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	B	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	C	A$	1.30	1,200,000	-	-	1,200,000